Earnings Per Share Computation	9 Months Ended
Sep. 30, 2013
Earnings Per Share Computation [Abstract]
Earnings Per Share [Text Block]

8. Net Income Per Share

Basic net income per share is computed by dividing net income by the weighted average number of common shares outstanding during the period. Diluted net income per share is calculated by giving effect to the potential dilution that could occur if securities or other contracts to issue common shares were exercised and converted into common shares during the period. Restricted stock units issued under the Company's stock-based employee compensation plans are included in diluted shares upon the granting of the awards even though the vesting of shares will occur over time. Performance-based awards are included in diluted shares based on the level of performance that management estimates is the most probable outcome at the grant date. Throughout the requisite service period, management monitors the probability of achievement of the performance condition and, if material, adjusts the number of shares included in diluted shares accordingly.

       The following table sets forth the reconciliation of numerators and denominators of basic and diluted net income per share computations for the three and nine months ended September 30, 2013 and 2012 (dollars and shares in thousands, except per share amounts):

		Three Months Ended		Nine Months Ended
		September 30,		September 30,
		2013	2012	2013	2012
	Numerator:
	Net income attributable to Cash America International, Inc.	$46,186	$11,703	$115,244	$82,990
	Denominator:
	Total weighted average basic shares (a)	28,426	29,536	28,747	29,599
	Shares applicable to stock-based compensation(b)	102	164	92	188
	Convertible debt(c)	1,851	1,675	2,018	1,856
	Total weighted average diluted shares (d)	30,379	31,375	30,857	31,643

	Net income – basic	$1.62	$0.40	$4.01	$2.80
	Net income – diluted	$1.52	$0.37	$3.73	$2.62

(a)a	Includes vested and deferred restricted stock units of 301 and 291, as well as 31 and 31 shares held in the Company's nonqualified deferred compensation plan for the three months ended September 30, 2013 and 2012, respectively, and vested and deferred restricted stock units of 308 and 285, as well as 31 and 31 shares held in the Company's nonqualified deferred compensation plan for the nine months ended September 30, 2013 and 2012, respectively.
(b)	For the three and nine months ended September 30, 2013, includes shares related to unvested restricted stock unit awards. For the three and nine months ended September 30, 2012, includes shares related to outstanding option awards that were exercisable and shares related to unvested restricted stock unit awards.
(c)a a a	The shares issuable with respect to the Company's senior unsecured convertible notes due 2029 (the “2029 Convertible Notes”) have been calculated using the treasury stock method. The Company intends to settle the principal portion of the convertible debt in cash; therefore, only the shares related to the conversion spread have been included in weighted average diluted shares.
(d)	There were 25 anti-dilutive shares for the nine months ended September 30, 2013 and no anti-dilutive shares for the three months ended September 30, 2013 and three and nine months ended September 30, 2012.